CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short term borrowings	$ 3,177	$ 3,704
Accrued Expenses And Other Current Liabilities	27,580	25,742
Accounts Payable, Current	12,986	8,701
Amounts due to related parties (including nil and US$18 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	1,453	1,503
Contract with Customer, Liability, Current	$ 1,575	$ 889
Class A Ordinary Shares
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Common Stock, Shares Authorized	1,700,000,000	1,700,000,000
Common Stock, Shares, Issued	164,975,400	160,055,640
Common Stock, Shares, Outstanding	164,975,400	160,055,640
Class B Ordinary Shares
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	122,072,980	122,072,980
Common Stock, Shares, Outstanding	122,072,980	122,072,980
VIEs
Short term borrowings	$ 941
Accrued Expenses And Other Current Liabilities	12,424	$ 10,733
Accounts Payable, Current	4,034	3,543
Amounts due to related parties (including nil and US$18 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	18
Contract with Customer, Liability, Current	$ 89	$ 215